Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	15.44%
Bloomberg U.S. Treasury 7-10 Year Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	6.79%
Atlas America Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	8.57%
Performance Inception Date		Nov. 19, 2024
Atlas America Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	7.60%
Atlas America Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.32%	6.13%